Reserves for Future Policy Benefits - Supplemental Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Undiscounted expected future benefits and expenses	$ 18,127	$ 18,696
Weighted-average duration of the liability (in years)	11 years 10 months 24 days	11 years 8 months 12 days
Weighted-average interest accretion rate	1.30%	0.60%
Weighted-average discount rate	4.90%	5.30%